FINANCIAL INSTRUMENTS - Scheduled Debt Repayments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 02, 2013	Apr. 03, 2012	Sep. 30, 2009
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,155	$ 5,536	$ 5,738
Minimum annual payments under leases	26	28
Other debt obligations
Disclosure of detailed information about borrowings [line items]
Borrowings	590	594	598
Acacia credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings	0	$ 14	$ 43
2021
Disclosure of detailed information about borrowings [line items]
Minimum annual payments under leases	13
2022
Disclosure of detailed information about borrowings [line items]
Minimum annual payments under leases	10
2023
Disclosure of detailed information about borrowings [line items]
Minimum annual payments under leases	6
2024
Disclosure of detailed information about borrowings [line items]
Minimum annual payments under leases	4
2023
Disclosure of detailed information about borrowings [line items]
Minimum annual payments under leases	4
2024 and thereafter
Disclosure of detailed information about borrowings [line items]
Minimum annual payments under leases	28
Aggregated total [Domain]
Disclosure of detailed information about borrowings [line items]
Minimum annual payments under leases	65
Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	5,116
Gross amount | 7.31% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	7
Gross amount | 3.85% notes
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 1,250
Gross amount | 7.73% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	7
Gross amount | 7.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	5
Gross amount | 7.37% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	32
Gross amount | 8.05% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	15
Gross amount | 6.38% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	200
Gross amount | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	200
Gross amount | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	200
Gross amount | 6.45% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	300
Gross amount | 6.35% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	600
Gross amount | 7.50% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	250					$ 250
Gross amount | 5.95% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	850
Gross amount | 5.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	850
Gross amount | 5.25% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	750				$ 750
Gross amount | 5.75% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	850			$ 850
Gross amount | 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	7
Gross amount | 2021 | 7.31% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	7
Gross amount | 2021 | 7.73% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | 7.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | 7.37% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | 8.05% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | 6.38% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | 6.45% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | 6.35% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | 7.50% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | 5.95% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | 5.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | 5.25% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | 5.75% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 7.31% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 7.73% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 7.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 7.37% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 8.05% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 6.38% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 6.45% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 6.35% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 7.50% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 5.95% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 5.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 5.25% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 5.75% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 7.31% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 7.73% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 7.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 7.37% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 8.05% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 6.38% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 6.45% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 6.35% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 7.50% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 5.95% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 5.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 5.25% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 5.75% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2024 | 7.31% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2024 | 7.73% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2024 | 7.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2024 | 7.37% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2024 | 8.05% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2024 | 6.38% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2024 | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2024 | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2024 | 6.45% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2024 | 6.35% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2024 | 7.50% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2024 | 5.95% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2024 | 5.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2024 | 5.25% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2024 | 5.75% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	12
Gross amount | 2023 | 7.31% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 7.73% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	7
Gross amount | 2023 | 7.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	5
Gross amount | 2023 | 7.37% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 8.05% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 6.38% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 6.45% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 6.35% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 7.50% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 5.95% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 5.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 5.25% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 5.75% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2024 and thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	5,097
Gross amount | 2024 and thereafter | 7.31% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2024 and thereafter | 7.73% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2024 and thereafter | 7.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2024 and thereafter | 7.37% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	32
Gross amount | 2024 and thereafter | 8.05% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	15
Gross amount | 2024 and thereafter | 6.38% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	200
Gross amount | 2024 and thereafter | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	200
Gross amount | 2024 and thereafter | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	200
Gross amount | 2024 and thereafter | 6.45% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	300
Gross amount | 2024 and thereafter | 6.35% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	600
Gross amount | 2024 and thereafter | 7.50% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	250
Gross amount | 2024 and thereafter | 5.95% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	850
Gross amount | 2024 and thereafter | 5.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	850
Gross amount | 2024 and thereafter | 5.25% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	750
Gross amount | 2024 and thereafter | 5.75% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 850